Related Party Transactions (Details) - Schedule of related party transactions - SoundHound, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Deferred revenue	$ 14,945	$ 7,503
Accounts Receivable [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Accounts receivable	583	2,083
Deferred revenue [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Deferred revenue	15,238	16,787
Revenue [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Revenue	$ 7,013	$ 6,668